Shareholder Report, Holdings (Details) - C000249911	Sep. 30, 2024
AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	176.10%
AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.30%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(117.90%)